Loss Before Income Tax - Summary of Loss Before Income Tax (Parenthetical) (Details) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2019 AUD ($)
Disclosure Of Loss Before Income Tax Line Item
Total share-based payment transactions	$ 1,828,380	$ 2,140,333	$ 2,645,938	$ 4,029,194
Revenue	1,870,000	13,397,000	13,507,000	14,571,000
Events after Reporting Period
Disclosure Of Loss Before Income Tax Line Item
Revenue					$ 20.0
Research and Development
Disclosure Of Loss Before Income Tax Line Item
Total share-based payment transactions	621,949	1,232,501	1,149,804	2,342,706
Manufacturing and Commercialization
Disclosure Of Loss Before Income Tax Line Item
Total share-based payment transactions	90,632	161,871	155,239	389,574
Management and Administration
Disclosure Of Loss Before Income Tax Line Item
Total share-based payment transactions	$ 1,115,799	$ 745,961	1,340,895	1,296,914
Research and Development Tax Incentive | Australian Government
Disclosure Of Loss Before Income Tax Line Item
Other income				$ 900,000